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September 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Tax-Exempt Series, Inc.
        Columbia AMT-Free Tax-Exempt Bond Fund
           (formerly known as RiverSource Tax-Exempt Bond Fund)

     Post-Effective Amendment No. 61
     File Nos. 2-57328/811-2686

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 61 (Amendment). This Amendment was filed electronically on Sept. 27, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.